Other non-current liabilities - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Nov. 30, 2023 Employee
Non-current liabilities [abstract]
Number of employees | Employee				59
Employee payments 1	€ 2,169
Debt payable beyond one year	€ 1,402
Interest rate	6.308%
Debt Discount	€ 1,386		€ 2,160
Guarantee Amount		€ 892
Surety bond		€ 4,459